Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2024	2025

Operating lease right-of-use assets, net	$606	$2,243

Lease liabilities, current	$544	$834
Lease liabilities, non-current	21	1,333
Total operating lease liabilities	$565	$2,167

The components of lease expenses were as follows:

	For the years ended December 31,
	2024	2025
Lease cost
Amortization of right-of-use assets	$775	$839
Interest of operating lease liabilities	41	32
Total Lease cost	$816	$871

Other information related to leases where the Group is the lessee is as follows:

	For the years ended December 31,
	2024	2025

Weighted-average remaining lease term	0.53	1.23
Weighted-average discount rate	4.24%	3.51%

Schedule of Future Minimum Payments

As of December 31, 2025, the following is a schedule of future minimum payments under the Group’s operating leases:

For the years ended December 31,	Operating Leases
2026	$893
2027	798
2028	581
Total lease payments	2,272
Less: imputed interest	(105)
Total	$2,167